SHORT-TERM BANK CREDIT (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM BANK CREDIT [Abstract]
Schedule of Short-Term Bank Credit
		Weighted average interest
	Currency	December 31,			December 31,
		2015		2014	2015	2014
			%

Short-term bank credit	CAD	3.04		-	$3,241	$-